Other payables (Details) - GBP (£) £ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Payables [Abstract]
Accruals	£ 5,259	£ 1,234
Other payables	931	98
Other taxation and social security	2,213	255
Corporation tax	6	2
Other payables	£ 8,409	£ 1,589